CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Cash flows from operating activities
Net Income	$ 67,144,021	$ 60,605,772	$ 33,440,066
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	11,728,577	9,549,852	7,023,754
Amortization of intangible assets	737,203	461,482	343,578
Loss on disposal of property and equipment	47,148	28,617	20,754
Share-based compensation	18,441,076	8,345,290	8,283,900
Loss from equity method investments	729,811
Gain on fair value change from long-term investments	(1,202,000)
Impairment loss on long-term prepayment			594,162
Gain from sales of available-for-sale securities		(52,958)
Gain from sale of a long-term investment		(297,120)
Changes in operating assets and liabilities
Inventory	(362,326)	228,408	(186,556)
Prepaid expenses and other current assets	(8,272,425)	(5,382,574)	(1,658,720)
Income tax receivable	6,601,804	(9,824,333)
Deferred income taxes	(2,340,704)	(1,042,182)	(636,479)
Rental deposit	(3,712,374)	(2,143,365)	(633,468)
Other non-current assets	(296,149)
Accounts payable	1,988,729	106,728	(1,582,639)
Deferred revenue	45,172,311	29,887,186	16,919,844
Amount due to related parties	22,077
Accrued expenses and other current liabilities	10,347,898	8,532,365	1,340,546
Long-term payable	(813,696)	813,696
Income tax payable	1,617,006	1,741,502	2,141,003
Net cash provided by operating activities	147,577,987	101,558,366	65,409,745
Cash flows from investing activities
Restricted cash	(1,506,905)	(602,297)	(2,040,497)
Purchase of term deposits	(43,384,640)	(73,876,136)	(46,123,942)
Proceeds from maturity of term deposits	22,154,877	97,986,852	32,341,342
Loan to third parties	(10,965,787)	(1,301,914)
Maturity of loan to third parties	1,301,914
Loan to related party	(478,507)
Purchase of property and equipment	(30,696,412)	(10,835,726)	(6,163,284)
Purchase of short term investment	(765,611)
Proceeds from deed tax refund related to purchase of building		1,252,167
Proceeds from disposal of property and equipment	91,410	42,633	89,775
Acquisitions of subsidiaries and assets, net of cash acquired of $nil, $nil and $102,988 for the years ended February 28, 2013, 2014 and 2015, respectively	(5,974,001)	(8,179,342)
Purchase of intangible assets	(139,565)	(20,561)	(765,108)
Payments for long-term investments	(75,421,783)	(25,046,693)	(5,456,991)
Proceeds from sales of available-for-sale securities		435,275
Proceeds from disposal of investments		2,742,876
Net cash used in investing activities	(145,785,010)	(17,402,866)	(28,118,705)
Cash flows from financing activities
Dividend to shareholders			(39,030,038)
Payment for share repurchase			(2,435,037)
Proceeds from issuance of convertible bond, net of issuance costs	224,722,942
Payment for cost of Capped Call Transactions	(22,885,000)
Net cash (used in)/provided by financing activities	201,837,942		(41,465,075)
Effect of exchange rate changes	(3,404,060)	694,398	674,941
Net (decrease)/increase in cash and cash equivalents	200,226,859	84,849,898	(3,499,094)
Cash and cash equivalents at the beginning of year	269,930,571	185,080,673	188,579,767
Cash and cash equivalents at the end of year	470,157,430	269,930,571	185,080,673
Supplement disclosure of cash flow information:
Interest paid	2,779,168
Income tax paid	12,374,975	15,832,017	2,404,796
Non-cash investing and financing activities:
Payable for purchase of property and equipment	1,090,554	730,911	728,516
Payable for investments and acquisition	$ 1,911,031	$ 122,054	$ 120,554